Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate

For the years ended June 30, 2025, 2024 and 2023, the income tax rate of the Group’s PRC subsidiaries is 25%.

	For the years ended June 30,
	2025	2024	2023
	US$	US$	US$

Current tax expense	431,139	114,958	1,767
Deferred tax expense	-	-	-

Income tax expenses	431,139	114,958	1,767

Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate

A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Group’s actual income tax expense is as follows:

	For the years ended June 30,
	2025	2024	2023
	US$	US$	US$

Income before income tax expense	1,908,945	817,562	15,789
PRC statutory income tax rate	25%	25%	25%
Income tax at PRC statutory income tax rate	477,236	204,390	3,947
Difference due to preferential tax	(240,772)	(89,432)	(2,180)
Difference due to discontinue subsidiary	194,675	-	-
Income tax expense	431,139	114,958	1,767